Employee Retirement Benefits (Details 4) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
U.S. Plan
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Total fair value of pension plan assets	$ 498.4	$ 423.2	$ 365.9
Pension Benefits - U.K.
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Total fair value of pension plan assets	169.0	149.2
Cash and Cash Equivalents [Member] | U.S. Plan
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Total fair value of pension plan assets	8.3	11.6
Cash and Cash Equivalents [Member] | Pension Benefits - U.K.
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Total fair value of pension plan assets	12.9	11.6
US Large Cap Equity Securities | U.S. Plan
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Total fair value of pension plan assets	135.9	119.3
US Mid Cap Equity Securities | U.S. Plan
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Total fair value of pension plan assets	42.0	34.9
US Small Cap Equity Securities | U.S. Plan
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Total fair value of pension plan assets	31.6	27.5
International Larg Cap | U.S. Plan
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Total fair value of pension plan assets	109.3	89.0
US Treasuries | U.S. Plan
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Total fair value of pension plan assets	67.5	53.2
Corporate Bonds | U.S. Plan
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Total fair value of pension plan assets	83.8	68.7
Government Bonds | U.S. Plan
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Total fair value of pension plan assets	4.4	4.1
Municipal Bonds | U.S. Plan
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Total fair value of pension plan assets	9.1	9.5
Real Estate Bonds | U.S. Plan
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Total fair value of pension plan assets	6.5	5.4
U.K. Equities | Pension Benefits - U.K.
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Total fair value of pension plan assets	66.1	57.6
Overseas Equities | Pension Benefits - U.K.
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Total fair value of pension plan assets	67.1	60.5
UK Conventional Gilts | Pension Benefits - U.K.
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Total fair value of pension plan assets	6.5	6.6
Foreign Overseas Corporate Bond Securities | Pension Benefits - U.K.
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Total fair value of pension plan assets	5.3	5.0
Global Treasury Bonds | Pension Benefits - U.K.
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Total fair value of pension plan assets	9.3	6.5
Index-Linked Gilts-Stocks | Pension Benefits - U.K.
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Total fair value of pension plan assets	$ 1.8	$ 1.4